FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of financial risk management [text block]

4) MANAGEMENT OF FINANCIAL RISK

4.1 Financial risk factors

The Atento Group’s activities are exposed to various types of financial risk: market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. The Atento Group’s global risk management policy aims to minimize the potential adverse effects of these risks on the Atento Group’s financial returns. The Atento Group also uses derivative financial instruments to hedge certain risk exposures.

a) Market risk

Interest rate risk in respect of cash flow and fair value

Interest rate risk arises mainly as a result of changes in interest rates which affect: finance costs of debt bearing interest at variable rates (or short-term maturity debt expected to be renewed), as a result of fluctuations in interest rates, and the value of noncurrent liabilities that bear interest at fixed rates. Atento Group’s finance costs are exposed to fluctuations in interest rates. As of December 31, 2017, 12.8% of Atento Group’s finance costs are exposed to fluctuations in interest rates(excluding the effect of financial derivative instruments), compared to 40.6% as of December 31, 2016.

The Atento Group’s policy is to monitor the exposure to interest at risk. As described in Note 14, the Atento Group has entered to interest rate swaps that have the economic effect of converting floatingrate borrowings into fixed interest rate borrowings.

As of December 31, 2017, the estimated fair value of the interest rate hedging instruments related to the Brazilian Debentures totaled 1,212 thousand U.S. dollars (1,330 thousand U.S. dollars financial asset as of December 31, 2016), which was recorded as a financial liability. Based on the total indebtedness of 486,291 thousand U.S. dollars as of December 31, 2017 and not taking into account the impact of the interest rate hedging instruments referred to above, a 1% change in interest rates would impact our net interest expense by 1,648 thousand U.S. dollars (2,353 thousand U.S. dollars as of December 31, 2016).

The table below shows the impact of a +/10 basis points variation in the CDI interest rate curves on these derivatives.

Thousands of U.S. dollars
INTEREST RATE	2017
FAIR VALUE	(1,212)
0.10%	(1,174)
-0.10%	(1,248)

Foreign currency risk

Our foreign currency risk arises from local currency revenues, receivables and payables, while the U.S. dollar is our functional and reporting currency. We benefit to a certain degree from the fact that the revenue we collect in each country, in which we have operations, is generally denominated in the same currency as the majority of the expenses we incur.

In accordance with our risk management policy, whenever we deem it appropriate, we manage foreign currency risk by using derivatives to hedge any exposure incurred in currencies other than those of the functional currency of the subsidiary. .

Upon issuance of the Senior Secured Notes due 2022 denominated in U.S. dollars, we entered into new cross-currency swaps pursuant to which we exchanged an amount of U.S. dollars for an amount of Euro, Mexican Pesos, Peruvian Soles and Brazilian Reais.

The table below shows the impact of a +/10 basis points variation in the interest rate curve on the value of the cross-currency swaps.

Thousands of U.S. dollars
CROSS-CURRENCY	2017
FAIR VALUE	3,037
0.10%	2,718
-0.10%	3,838

As of December 31, 2017, the estimated fair value of the cross-currency swaps designated as hedging instruments totaled an asset of 3,037 thousand U.S. dollars (asset of 75,960 thousand U.S. dollars as of December 31, 2016).

2016	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	244	817,344	272	-	-	-	10%	2,846.7435699	287	45	-	-
Euro - Dirham Moroccan	252	2,848	281	-	-	-	10%	9.6064349	297	47	-	-
Euro - Peruvian Nuevos Soles	64	241	72	-	-	-	10%	3.1838036	76	12	-	-
Euro - USD	3,515	3,705	3,705	-	-	-	10%	0.9486900	3,905	412	-	-
Chilean Pesos – USD	212	-	-	-	-	-	10%	0.0013487	235	-	-	-
Mexican Pesos – USD	6	-	-	-	-	-	10%	0.0436482	-	-	-	-
Brazilian Reais – USD	6	2	2	-	-	-	10%	0.2761499	7	-	-	-
Guatemalan Quetzal – USD	2,442	325	325	-	-	-	10%	0.1196470	2,713	36	-	-
Colombian Pesos – USD	590,271	197	197	-	-	-	10%	0.0002999	655,857	22	-	-
Peruvian Nuevos Soles - USD	23,484	6,998	6,998	5,138	1,531	1,531	10%	0.2681764	26,094	778	5,709	(170)
United States Dolar - Euro	11,068	10,500	11,068	-	-	-	10%	0.8538089	12,298	1,230	-	-
United States Dolar - MXN	79	1,627	79	-	-	-	10%	18.5574600	88	9	-	-
Chilean Pesos – Euro	292	-	-	-	-	-	10%	0.0012795	324	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2017	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	253	904,880	303	-	-	-	10%	3,220.8400800	281	34	-	-
Euro - Dirham Moroccan	527	5,915	632	-	-	-	10%	10.1000968	586	70	-	-
Euro - Peruvian Nuevos Soles	37	144	44	-	-	-	10%	3.5025557	41	5	-	-
Euro - USD	2,999	3,597	3,597	-	-	-	10%	1.0793700	3,332	400	-	-
Chilean Pesos – USD	7,982	13	13	-	-	-	10%	0.0014629	8,875	1	-	-
Mexican Pesos – USD	970	-	49	-	-	-	10%	0.0457715	-	(49)	-	-
Brazilian Reais – USD	27	8	8	-	-	-	10%	0.2720677	30	1	-	-
Guatemalan Quetzal – USD	82	11	11	-	-	-	10%	0.1225362	91	1	-	-
Colombian Pesos – USD	610,695	205	205	-	-	-	10%	0.0003016	678,550	23	-	-
Peruvian Nuevos Soles - USD	26,358	8,123	8,123	5,822	1,794	1,794	10%	0.2773498	29,287	903	6,469	(199)
United States Dolar - Euro	8	6	8	-	-	-	10%	0.7504378	9	1	-	-
United States Dolar - MXN	10	202	10	-	-	-	10%	17.6966100	11	1	-	-
Chilean Pesos – Euro	132,016	179	215	-	-	-	10%	0.0012198	146,423	20	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

b) Credit risk

The Atento Group seeks to conduct all of its business with reputable national and international companies and institutions established in their countries of origin, to minimize credit risk. As a result of this policy, the Atento Group has no material adjustments to make to its credit accounts (see Note 13).

Accordingly, the Atento Group’s commercial credit risk management approach is based on continuous monitoring of the risks assumed and the financial resources necessary to manage the Group’s various units, in order to optimize the riskreward relationship in the development and implementation of business plans in the course of their regular business.

Credit risk arising from cash and cash equivalents is managed by placing cash surpluses in high quality and highly liquid money-market assets. These placements are regulated by a master agreement revised annually on the basis of the conditions prevailing in the markets and the countries where Atento operates. The master agreement establishes: (i) the maximum amounts to be invested per counterparty, based on their ratings (long- and short-term debt ratings); (ii) the maximum period of the investment; and (iii) the instruments in which the surpluses may be invested.

The Atento Group’s maximum exposure to credit risk is primarily limited to the carrying amounts of its financial assets (see Notes 11 to 15). The Atento Group holds no guarantees as collection insurance. As disclosed in Note 23, the Atento Group carries out significant transactions with the Telefónica Group, which represents 39.2% in 2017 and 33.7% in 2016.

c) Liquidity risk

The Atento Group seeks to match its debt maturity schedule to its capacity to generate cash flows to meet the payments falling due, factoring in a degree of cushion. In practice, this has meant that the Atento Group’s average debt maturity must be longer enough to support business operation normal conditions (assuming that internal projections are met). A maturity schedule for the Atento Group’s financial liabilities is provided in Note 16.

4.2 Capital Management

The Atento Group’s Finance Department, which is in charge of the capital management, takes various factors into consideration when determining the Group’s capital structure.

The Atento Group’s capital management goal is to determine the financial resources necessary both to continue its recurring activities and to maintain a capital structure that optimizes own and borrowed funds.

The Atento Group sets an optimal debt level in order to maintain a flexible and comfortable medium-term borrowing structure, in order to be able to carry out its routine activities under normal conditions and to address new opportunities for growth. Debt levels are kept in line with forecasted future cash flows and with quantitative restrictions imposed under financing contracts.

As indicated in Note 17, among the restrictions imposed under financing arrangements, the debenture contract lays out certain general obligations and disclosures in respect of the lending institutions, specifically, Atento Brasil S.A. must comply with the quarterly net financial debt/EBITDA ratio set out in the contract terms.

In addition to these general guidelines, we take into account other considerations and specifics when determining our financial structure, such as country risk, tax efficiency and volatility in cash flow generation.

The contract also sets out additional restrictions, including limitations on dividends, payments and distributions to shareholders and capacity to incur additional debt.

The Super Senior Revolving Credit Facility, described in Note 17, carries no financial covenant obligations regarding debt levels. However, the notes do impose limitations on the distributions on dividends, payments or distributions to the shareholders, the incurring of additional debt, and on investments and disposal of assets.

As of the date of these consolidated financial statements, the Atento Group was in compliance with all restrictions established in the aforementioned financing contracts, and does not foresee any future non-compliance. To that end, the Atento Group regularly monitors figures for net financial debt with third parties and EBITDA.

Net financial debt with third parties at December 31, 2016 and 2017 is as follow:

	Thousands of U.S. dollars
	2016	2017
Senior Secured Notes (Note 17)	303,350	398,346
Brazilian bonds - Debentures (Note 17)	156,596	21,055
Bank borrowings (Note 17)	71,353	56,392
Finance lease payables (Note 17)	3,636	10,498
Less: Cash and cash equivalents (Note 15)	(194,035)	(141,762)
Net financial debt with third parties	340,900	344,529

Fair value estimation

a) Level 1: The fair value of financial instruments traded on active markets is based on the quoted market price at the reporting date.

b) Level 2: The fair value of financial instruments not traded in active market (i.e. OTC derivatives) is determined using valuation techniques. Valuation techniques maximize the use of available observable market data, and place as little reliance as possible on specific company estimates. If all of the significant inputs required to calculate the fair value of a financial instrument are observable, the instrument is classified in Level 2. The Atento Group’s Level 2 financial instruments comprise interest rate swaps used to hedge floating rate loans and cross-currency swaps.

c ) Level 3: If one or more significant inputs are not based on observable market data, the instrument is classified in Level 3.

The Atento Group’s assets and liabilities measured at fair value as of December 31, 2016 and 2017 are classified in Level 2. No transfers were carried out between the different levels during the period.

The assets measured at fair value are the derivative financial instruments. The liabilities measured at fair value are the derivative financial instruments and the options for acquisitions of NCI.